INTEREST EXPENSE	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
INTEREST EXPENSE	INTEREST EXPENSE

US$ MILLIONS	2023	2022	2021
Interest on corporate facility	$32	$11	$16
Interest on corporate debt	179	118	87
Interest on non-recourse borrowings	2,043	1,470	1,134
Other financing fees(1)	247	256	231
	$2,501	$1,855	$1,468

(1)Other financing fees primarily relate to interest expense associated with leases in connection with IFRS 16.